Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Time deposits pledged as collateral	$ 8,300	$ 5,900
Net gain on instruments	1,409	7,940	$ 7,153
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Net gain on instruments	$ 6,500	$ 5,900	$ 6,300
Bottom of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	1.23%	1.15%
Top of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	6.41%	7.95%